                                                      FIRST QUARTER REPORT

                                                      MARCH 31, 2002

          [MORGAN STANLEY LOGO]

     MORGAN STANLEY EMERGING
     MARKETS FUND, INC.

     MORGAN STANLEY
     INVESTMENT MANAGEMENT INC.
     INVESTMENT ADVISER

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                  William G. Morton, Jr.
CHAIRMAN OF THE                  DIRECTOR
BOARD OF DIRECTORS
                                 Michael Nugent
Ronald E. Robison                DIRECTOR
PRESIDENT AND DIRECTOR
                                 Fergus Reid
John D. Barrett Ii               DIRECTOR
DIRECTOR
                                 Stefanie V. Chang
Thomas P. Gerrity                VICE PRESIDENT
DIRECTOR
                                 Lorraine Truten
Gerard E. Jones                  VICE PRESIDENT
DIRECTOR
                                 James W. Garrett
Joseph J. Kearns                 TREASURER
DIRECTOR
                                 Mary E. Mullin
Vincent R. McLean                SECRETARY
DIRECTOR
                                 Belinda A. Brady
C. Oscar Morong, Jr.             ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 13.11% compared with 11.34% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Net Index. On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $10.42, representing a 15.9% discount to the Fund's net asset value per share.

MARKET REVIEW

Overall, country and stock selection were both positive contributors. Argentina, South Africa, Israel, South Korea and India were the primary contributors to relative performance. Stock selection in South Africa, Israel and India contributed positively to performance while selection in Russia, Brazil and Mexico detracted from performance. On a country allocation basis our underweight position in Argentina and Chile coupled with our overweight stance in South Korea and Indonesia contributed positively to performance.

Global Emerging Market equities continued to outperform other asset classes posting a relatively strong 11.3% return during the first quarter of 2002 despite continued weakness in developed international markets. Quarter to date, the Emerging Markets have outperformed both the developed international markets (MSCI EAFE) and the S&P 500 returning 0.5% and 0.3%, respectively.

Overall, Emerging Markets performance was supported by increasing evidence of a U.S. led economic recovery and positive economic data from select emerging market countries. The U.S. economy expanded by a better than expected 1.7% during the fourth quarter, reflecting stronger consumer demand and the largest government spending increase in recent history. A recent stream of figures, including data from the U.S. manufacturing and housing sector, have supported expectations that the U.S. economy is starting a broad based recovery from last year's mild recession.

South Korea (+29.3%), Mexico (+17.3%), Taiwan (+8.6%) and Brazil (+7.1%) led Emerging Markets higher. South Korea, led by cyclical sectors such as information technology (+37.9%), consumer discretionary (+61.3%) and materials (+29.8%), continued to dominate Emerging Market performance due to improving corporate and economic fundamentals, Moody's credit upgrade and more importantly the improved prospects of a U.S. led economic recovery. Taiwan, led by export-oriented stocks such as semi-conductors and chemicals, weathered weakness during the beginning of the year to rebound on improved foreign and domestic investment inflows. Mexico weathered concerns regarding the U.S. equity markets to return +17.3% in the first quarter of 2002 after gaining 18.4% in 2001. The market continued to be supported by the U.S. convergence story, strong Peso and the upgrade to investment grade by credit agencies Fitch and S&P. Brazil was supported by local currency strength, an unexpected Central Bank rate cut (first in more than a year), positive political developments and Moody's upgrade of the country's credit rating outlook to positive.

In terms of portfolio positioning during the quarter, no major allocation changes were made. However, after a strong outperformance due to Rand weakness, we reduced our South African material sector overweight. Near-term expectations are for the Rand to stabilize and potentially strengthen reducing the competitive position of stocks within the material sector. We reduced our exposure to companies within the Mexican wireless industry in favor of fixed line telecom stocks given relative valuations.

MARKET OUTLOOK

Emerging Market equities have rallied sharply (up nearly 50%) from an undervalued and oversold extreme on Sept. 21st, 2002. This strong and quick performance may lead to a consolidation phase in the near-term as market participants' question the robustness of second half growth, particularly in the U.S. Medium-term fundamentals, however, are intact. We believe that strong liquidity, cheap valuations and corporate restructuring should continue to support earnings growth and select markets within the Emerging Markets universe. Although the cyclical recovery now underway may turn out to be less strong than the market believes, there will be pockets of opportunity. We are focusing on earnings visibility as a driver of medium-term returns.

OTHER DEVELOPMENTS

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2002, the Fund repurchased 129,520 of its shares at an average discount of 16.19% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,114,260 of its shares at an average discount of 20.48% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                      April 2002

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  MARCH 31, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                             TOTAL RETURN (%)
                 ---------------------------------------------------------------------------
                    MARKET VALUE(1)           NET ASSET VALUE(2)             INDEX(3)
                 ---------------------------------------------------------------------------
                               AVERAGE                       AVERAGE                 AVERAGE
                 CUMULATIVE     ANNUAL     CUMULATIVE         ANNUAL    CUMULATIVE    ANNUAL
--------------------------------------------------------------------------------------------
Year to Date          20.74%        --          13.11%            --         11.34%       --
One Year              25.09      25.09%         19.25          19.25%        14.74     14.74%
Five Year             -2.47      -0.50           2.05           0.41        -24.01     -5.34
Ten Year              61.67       4.92          97.42           7.04         24.13      2.19
Since Inception*     105.52       7.16         138.25           8.70         63.88      4.86

Past performance is not predictive of future performance.

[CHART]

          MORGAN STANLEY EMERGING        MSCI EMERGING MARKETS FREE
            MARKETS FUND, INC.(2)                NET INDEX(3)
1992               13.94%                         11.40%
1993               95.22%+                        74.84%
1994               -5.33%                         -7.32%
1995              -16.30%+                        -5.21%
1996               13.84%                          6.03%
1997               -0.97%                        -11.59%
1998              -19.61%                        -25.34%
1999              105.81%                         66.48%
2000              -36.74%                        -30.97%
2001               -3.17%                         -2.62%
2002               13.11%                         11.34%

Returns and Per Share Information

                                                                                                                             THREE
                                                                                                                            MONTHS
                                                                                                                             ENDED
                                                                 YEAR ENDED DECEMBER 31,                                   MARCH 31,
                            --------------------------------------------------------------------------------------------------------
                               1992      1993       1994      1995      1996      1997      1998     1999     2000     2001    2002
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $ 16.74   $ 28.20    $ 20.30   $ 14.69   $ 15.69   $ 15.52   $ 10.33  $ 21.26  $ 11.03  $ 10.68  $12.08
------------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share      $ 18.13   $ 31.63    $ 21.50   $ 15.50   $ 13.88   $ 13.06   $  8.13  $ 16.31  $  8.75  $  8.63  $10.42
------------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)              8.3%     12.2%       5.9%      5.5%    -11.5%    -15.9%    -21.3%   -23.3%   -20.7%   -19.2%  -15.9%
------------------------------------------------------------------------------------------------------------------------------------
Income Dividends            $  0.01        --         --        --   $  0.05   $  0.01   $  0.11       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions $  0.01   $  1.49    $  6.50   $  1.29   $  0.98   $  0.01   $  2.18       --  $  2.31       --      --
------------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)          13.94%    95.22%+    -5.33%   -16.30%+   13.84%    -0.97%   -19.61%  105.81%  -36.74%   -3.17%  13.11%
------------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)         11.40%    74.84%     -7.32%    -5.21%     6.03%   -11.59%   -25.34%   66.48%  -30.97%   -2.62%  11.34%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
  * The Fund commenced operations on November 1, 1991.
  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVE HIGHER DEGREE OF VOLATILITY.

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  MARCH 31, 2002

PORTFOLIO SUMMARY

Allocation of Total Investments

[CHART]

          Equity Securities                       98.0%
          Short-Term Investments                   2.0%

Industries

[CHART]

          Banks                                   13.3%
          Semiconductor Equipment & Products      13.2
          Metals & Mining                          9.4
          Wireless Telecommunication Services      7.4
          Diversified Telecommunication Services   7.0
          Oil & Gas                                4.9
          Electric Utilities                       3.8
          Household Durables                       2.7
          Pharmaceuticals                          2.7
          Beverages                                2.5
          Other                                   33.1

Country Weightings

[CHART]

          South Korea                             22.7%
          Taiwan                                  13.3
          Mexico                                  11.3
          South Africa                             9.0
          Brazil                                   8.6
          India                                    6.2
          China/Hong Kong                          5.5
          Russia                                   5.2
          Malaysia                                 3.5
          Israel                                   2.8
          Other                                   11.9

Ten Largest Holdings*

                                                          PERCENT OF
                                                          NET ASSETS
--------------------------------------------------------------------
 1.  Samsung Electronics Co., Ltd. (South Korea)                  6.4%
 2.  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)        3.8
 3.  Telmex (Mexico)                                              3.5
 4.  Anglo American plc (South Africa)                            3.3
 5.  Petrobras SA (Brazil)                                        2.3
 6.  SK Telecom Co., Ltd. (South Korea)                           2.2%
 7.  China Mobile (Hong Kong) Ltd. (China/Hong Kong)              2.2
 8.  United Microelectronics Corp. (Taiwan)                       1.9
 9.  Unified Energy Systems (Russia)                              1.8
10.  Kookmin Bank (South Korea)                                   1.6
                                                                 ----
                                                                 29.0%
                                                                 ====

     * Excludes short-term investments

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
(UNLESS OTHERWISE NOTED)
================================================================================
BRAZIL (8.6%)
AEROSPACE & DEFENSE
 Embraer ADR                                              19,401     $       391
 Empresa Brasileira de
   Aeronautica SA ADR                                      2,757              56
--------------------------------------------------------------------------------
                                                                             447
--------------------------------------------------------------------------------
BANKS
 Banco Bradesco
   (Preferred)                                        68,995,143             421
 Banco Brandesco SA                                       15,756             477
 Banco Itau SA (Preferred)                            19,348,000           1,556
 Banco Itau SA ADR                                         3,360             135
 Banco Nacional SA
   (Preferred)                                        61,598,720(b)           --@
 Unibanco SA (Preferred)
   GDR                                                    29,185             713
--------------------------------------------------------------------------------
                                                                           3,302
--------------------------------------------------------------------------------
BEVERAGES
 Companhia de Bebidas das
   Americas                                            1,346,000             262
 Companhia de Bebidas das
   Americas ADR                                           68,860           1,344
--------------------------------------------------------------------------------
                                                                           1,606
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Brasil Telecom
   Participacoes SA
   (Preferred)                                        62,441,445             497
 Brasil Telecom
   Participacoes SA
   (Preferred) ADR                                         1,612              64
 Brasil Telecom SA
   (Preferred)                                         8,331,048              47
 Embratel SA
   (Preferred)                                        59,379,000             194
 Tele Norte Leste
   Participacoes SA
   (Preferred) ADR                                        31,000             389
 Telebras SA (Preferred) ADR                               2,800              93
 Telemar Norte Leste SA                               17,397,000             374
--------------------------------------------------------------------------------
                                                                           1,658
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Cemig SA
   (Preferred)                                        47,208,127     $       701
 Cemig SA ADR                                             36,663             546
 Eletrobras                                           18,074,000             302
 Eletrobras (Preferred) 'B'                           63,551,000             938
 Eletrobras (Preferred) ADR                               20,900             154
--------------------------------------------------------------------------------
                                                                           2,641
--------------------------------------------------------------------------------
METALS & MINING
 CIA Vale de Rio Doce ADR                                 12,600             345
 CVRD (Preferred) 'A'                                     38,351           1,011
 CVRD (Preferred) ADR                                     52,662           1,396
--------------------------------------------------------------------------------
                                                                           2,752
--------------------------------------------------------------------------------
MULTILINE RETAIL
 Lojas Arapua SA (Preferred)                          30,412,000(b)           --@
 Lojas Arapua SA (Preferred) ADR                          31,540(b)           --@
--------------------------------------------------------------------------------
                                                                              --@
--------------------------------------------------------------------------------
OIL & GAS
 Petrobras                                                 3,900             103
 Petrobras SA
   (Preferred)                                            86,103           2,135
 Petrobras SA (Preferred)
   ADR                                                    46,070           1,148
 Petrobras SA ADR                                         71,630           1,896
--------------------------------------------------------------------------------
                                                                           5,282
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
 Votorantim Celulose e
   Papel SA ADR                                           32,300             605
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 Celular CRT (Preferred) 'A'                           3,612,547             723
 Tele Celular Sul ADR                                      6,432              86
 Telemig Celular SA ADR                                    1,873              53
 Telesp Celular SA ADR                                    13,733              87
 Telesp Celular SA (Preferred) 'B'                    60,534,935             150
--------------------------------------------------------------------------------
                                                                           1,099
--------------------------------------------------------------------------------
                                                                          19,392
================================================================================
CHILE (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
 Telefonica CTC Chile ADR                                 49,740             744
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Enersis SA ADR                                           12,900             117
--------------------------------------------------------------------------------
                                                                             861
================================================================================

                                                                               5

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
CHINA/HONG KONG (5.5%)
AIRLINES
 Beijing Capital International
   Airport Co., Ltd.                                     813,000     $       198
 China Eastern Airlines- H
   Shares                                              2,518,000             346
--------------------------------------------------------------------------------
                                                                             544
--------------------------------------------------------------------------------
CHEMICALS
 Sinopec Shanghai
   Petrochemical Co., Ltd.-
   H Shares                                            3,104,000             422
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
 Legend Holdings Ltd.                                  1,042,000             451
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Huaneng Power
   International, Inc., 'H'                              902,000             601
--------------------------------------------------------------------------------
FOOD PRODUCTS
 People's Food Holdings Ltd.                           1,131,000             574
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
 China Merchants Holdings
   International Co., Ltd.                               533,000             420
 Citic Pacific Ltd.                                      239,000             497
 Shanghai Industrial
   Holdings Ltd.                                         212,000             428
--------------------------------------------------------------------------------
                                                                           1,345
--------------------------------------------------------------------------------
MEDIA
 MediaNation, Inc.                                       930,000             244
--------------------------------------------------------------------------------
METALS & MINING
 Aluminum Corporation of
   China Ltd.                                          2,822,000             637
--------------------------------------------------------------------------------
OIL & GAS
 CNOOC Ltd.                                            1,227,000           1,526
 PetroChina Company Ltd.                               2,892,000             597
--------------------------------------------------------------------------------
                                                                           2,123
--------------------------------------------------------------------------------
SOFTWARE
 Travelsky Technology Ltd.                               538,000             410
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 China Mobile (Hong Kong)
   Ltd. ADR                                            1,635,000           5,052
--------------------------------------------------------------------------------
                                                                          12,403
================================================================================
HUNGARY (2.0%)
BANKS
 OTP Bank Rt.                                            191,860           1,476
 OTP Bank Rt. GDR                                         37,000             579
--------------------------------------------------------------------------------
                                                                           2,055
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Matav Rt.                                               100,736     $       350
 Matav Rt. ADR                                            23,699             414
--------------------------------------------------------------------------------
                                                                             764
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS
 MOL Magyar Olaj-es
   Gazipari Rt.                                           25,357             449
 MOL Magyar Olaj-es
   Gazipari Rt. GDR                                          710              13
--------------------------------------------------------------------------------
                                                                             462
--------------------------------------------------------------------------------
PHARMACEUTICALS
 Gedeon Richter Rt.                                       13,748             883
 Gedeon Richter Rt. GDR                                    6,273             401
--------------------------------------------------------------------------------
                                                                           1,284
--------------------------------------------------------------------------------
                                                                           4,565
================================================================================
INDIA (5.8%)
AUTOMOBILES
 Hero Honda Motors Ltd.                                  164,300           1,124
--------------------------------------------------------------------------------
BANKS
 HDFC Bank Ltd.                                           46,700             225
 HDFC Bank Ltd. ADR                                       23,700             364
 State Bank of India Ltd.                                246,550           1,111
 State Bank of India Ltd. GDR                              2,700              33
--------------------------------------------------------------------------------
                                                                           1,733
--------------------------------------------------------------------------------
CHEMICALS
 Reliance Industries
   Ltd.                                                   54,933             338
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
 Gujarat Ambuja Cements
   Ltd.                                                  100,500             413
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Housing Development
   Finance Corp., Ltd.                                    43,210             607
 Housing Development
   Finance Corp., Ltd. ADR                                    90               1
--------------------------------------------------------------------------------
                                                                             608
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Bharti Tele-Ventures
   Ltd.                                                  221,000             174
 Mahanagar Telephone
   Nigam Ltd.                                            176,430             533
 Mahanagar Telephone
   Nigam Ltd. GDR                                         11,800              70
--------------------------------------------------------------------------------
                                                                             777
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Tata Power Co., Ltd.                                     51,514             120
--------------------------------------------------------------------------------

6

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
INDIA (CONTINUED)
ELECTRICAL EQUIPMENT
 Bharat Heavy Electricals
   Ltd.                                                  140,700     $       487
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
 Colgate-Palmolive (India)
   Ltd.                                                   73,190             211
 Hindustan Lever Ltd.                                    267,000           1,234
--------------------------------------------------------------------------------
                                                                           1,445
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
 India Info.com PCL                                      116,052(b)           --@
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES
 Infosys Technologies Ltd.                                12,200             934
 Wipro Ltd.                                                7,500             262
 Wipro Ltd. ADR                                            6,000             223
--------------------------------------------------------------------------------
                                                                           1,419
--------------------------------------------------------------------------------
MEDIA
 Zee Telefilms Ltd.                                       79,600             274
--------------------------------------------------------------------------------
METALS & MINING
 Hindalco Industries
   Ltd.                                                   28,100             444
 Tata Iron & Steel Co., Ltd.                             214,000             428
--------------------------------------------------------------------------------
                                                                             872
--------------------------------------------------------------------------------
OIL & GAS
 Bharat Petroleum Corp., Ltd.                             72,850             493
 Hindustan Petroleum Corp., Ltd.                          89,500             533
--------------------------------------------------------------------------------
                                                                           1,026
--------------------------------------------------------------------------------
PHARMACEUTICALS
 Cipla Ltd.                                               18,050             377
 Dabur India Ltd.                                        134,000             153
 Dr. Reddy's Laboratories
   Ltd.                                                   24,500             551
 Ranbaxy Laboratories Ltd.                                34,500             621
--------------------------------------------------------------------------------
                                                                           1,702
--------------------------------------------------------------------------------
ROAD & RAIL
 Container Corporation of
   India Ltd.                                            107,600             550
--------------------------------------------------------------------------------
TOBACCO
 ITC Ltd.                                                  8,800             126
 ITC Ltd. GDR                                             14,750             219
--------------------------------------------------------------------------------
                                                                             345
--------------------------------------------------------------------------------
                                                                          13,233
================================================================================
INDONESIA (1.9%)
AUTOMOBILES
 PT Astra International Tbk                            3,054,000             793
--------------------------------------------------------------------------------
BANKS
 PT Bank Central Asia Tbk                              2,640,500             692
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 PT Telekomunikasi Indonesia                           3,058,500     $     1,268
--------------------------------------------------------------------------------
TOBACCO
 PT Hanjaya Mandala
   Sampoerna Tbk                                       3,580,000           1,649
--------------------------------------------------------------------------------
                                                                           4,402
================================================================================
ISRAEL (2.8%)
AEROSPACE & DEFENSE
 Elbit Systems Ltd.                                            1              --@
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
 ECI Telecom Ltd.                                        180,332             734
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
 RADVision Ltd.                                           56,814             389
 RADWARE Ltd.                                             31,391             360
--------------------------------------------------------------------------------
                                                                             749
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES
 Check Point Software
   Technologies Ltd.                                      29,300             891
--------------------------------------------------------------------------------
PHARMACEUTICALS
 Taro Pharmaceutical
   Industries, Ltd.                                        6,100             173
 Teva Pharmaceutical
   Industries Ltd.                                        12,420             686
 Teva Pharmaceutical
   Industries Ltd. ADR                                    36,833           2,014
--------------------------------------------------------------------------------
                                                                           2,873
--------------------------------------------------------------------------------
SOFTWARE
 TTI Team Telecom
   International Ltd.                                     35,737           1,025
--------------------------------------------------------------------------------
                                                                           6,272
================================================================================
MALAYSIA (3.4%)
AUTO COMPONENTS
 UMW Holdings
   Berhad                                                 99,000             224
--------------------------------------------------------------------------------
AUTOMOBILES
 Perusahaan Otomobil
   Nasional                                               76,000             220
 Tan Chong Motor Holdings
   Bhd                                                    96,000              39
--------------------------------------------------------------------------------
                                                                             259
--------------------------------------------------------------------------------
BANKS
 Malayan Banking Bhd                                     563,900           1,350
 Public Bank Bhd                                         854,300             684
--------------------------------------------------------------------------------
                                                                           2,034
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
 Gamuda Bhd                                              604,000             938
--------------------------------------------------------------------------------

                                                                               7

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
MALAYSIA (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES
 Technology Resources
   Industries Bhd                                      1,112,000     $       670
 Telekom Malaysia
   Bhd                                                   249,000             613
--------------------------------------------------------------------------------
                                                                           1,283
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Tenaga Nasional Bhd                                     118,000             341
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE
 Magnum Corp. Bhd                                      1,035,000             755
 Resorts World Bhd                                       240,000             625
--------------------------------------------------------------------------------
                                                                           1,380
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Malaysian Pacific Industries
   Bhd                                                   118,000             668
--------------------------------------------------------------------------------
TOBACCO
 British American Tobacco
   (Malaysia) Bhd                                         44,200             404
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 Digi.com Bhd                                             88,995             113
--------------------------------------------------------------------------------
                                                                           7,644
================================================================================
MEXICO (11.3%)
BANKS
 Bancomer 'O'                                          2,169,781           2,377
--------------------------------------------------------------------------------
BEVERAGES
 FEMSA ADR                                                14,398             679
 FEMSA UBD                                               449,775           2,094
 Grupo Modelo SA 'C'                                      61,000             156
--------------------------------------------------------------------------------
                                                                           2,929
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
 Cemex SA ADR                                             20,636             610
 Cemex SA CPO                                            254,234           1,495
--------------------------------------------------------------------------------
                                                                           2,105
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Telmex 'L' ADR                                          192,775           7,786
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
 Alfa SA 'A'                                             299,555             475
 Grupo Carso SA 'A1'                                     112,074             450
--------------------------------------------------------------------------------
                                                                             925
--------------------------------------------------------------------------------
MEDIA
 Grupo Televisa CPO
   GDR                                                    35,350           1,715
--------------------------------------------------------------------------------
MULTILINE RETAIL
 Grupo Sanborns SA 'B1'                                   18,550     $        36
 Wal-mart de Mexico 'C'                                  297,233             855
 Wal-mart de Mexico 'V'                                  266,419             875
 Wal-mart de Mexico ADR                                   28,162             925
--------------------------------------------------------------------------------
                                                                           2,691
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
 Kimberly-Clark de Mexico
   SA 'A'                                                344,958           1,164
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
 Grupo Aeroportuario del
   Sureste ADR                                            38,250             578
 Grupo Aeroportuario del
   Sureste-B                                             149,200             218
--------------------------------------------------------------------------------
                                                                             796
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 America Movil SA de CV
   ADR                                                   153,427           3,047
--------------------------------------------------------------------------------
                                                                          25,535
================================================================================
POLAND (1.6%)
BANKS
 Bank Polska Kasa Opieki SA                               49,549           1,248
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Telekomunikacja Polska SA                                36,751             119
 Telekomunikacja Polska SA GDR                           115,117             371
--------------------------------------------------------------------------------
                                                                             490
--------------------------------------------------------------------------------
METALS & MINING
 KGHM Polska Miedz SA                                     56,819             204
--------------------------------------------------------------------------------
MULTILINE RETAIL
 Eastbridge                                               33,600(b)        1,506
--------------------------------------------------------------------------------
OIL & GAS
 Polski Koncern Naftowy                                   36,581             166
--------------------------------------------------------------------------------
                                                                           3,614
================================================================================
RUSSIA (5.1%)
ELECTRIC UTILITIES
 Unified Energy Systems
   GDR                                                   253,116           4,098
--------------------------------------------------------------------------------
ENERGY SOURCES
 LUKoil Holdings ADR                                      36,631           2,116
--------------------------------------------------------------------------------

8

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
RUSSIA (CONTINUED)
MEDIA
 Storyfirst Communications,
   Inc.'C' (Preferred)                                       270(b)  $        78
 Storyfirst Communications,
   Inc.'D' (Preferred)                                       720(b)          209
 Storyfirst Communications,
   Inc.'E' (Preferred)                                       780(b)          226
 Storyfirst Communications,
   Inc.'F' (Preferred)                                       139(b)           80
--------------------------------------------------------------------------------
                                                                             593
--------------------------------------------------------------------------------
METALS & MINING
 The Mining and
   Metallurgical Company
   Norilsk Nickel ADR                                     20,000             434
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION
 Gazprom ADR                                              76,600           1,088
 Surgutneftegaz ADR
   (Preferred)                                            20,620             454
 Surgutneftegaz ADR                                      148,615           2,707
--------------------------------------------------------------------------------
                                                                           4,249
================================================================================
PAPER & FOREST PRODUCTS
 Alliance Cellulose Ltd. 'B'                             156,075(b)           --@
--------------------------------------------------------------------------------
                                                                          11,490
================================================================================
SOUTH AFRICA (9.0%)
BANKS
 FirstRand Ltd.                                          219,120             128
 Nedcor Ltd.                                               7,300              74
 Standard Bank Investment
   Corp., Ltd.                                           171,280             442
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
BEVERAGES
 South African Breweries plc                             116,030             804
 South African Breweries plc
   (London Shares)                                        22,003             154
--------------------------------------------------------------------------------
                                                                             958
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
 Barlow Ltd.                                             186,110           1,017
 Bidvest Group Ltd.                                      134,715             497
--------------------------------------------------------------------------------
                                                                           1,514
--------------------------------------------------------------------------------
INSURANCE
 Liberty Group Ltd.                                       38,720             184
 Sanlam Ltd.                                             682,310             445
--------------------------------------------------------------------------------
                                                                             629
--------------------------------------------------------------------------------
METALS & MINING
 Anglo American Platinum
   Corp., Ltd.                                            46,470     $     2,036
 Anglo American plc                                      202,788           3,367
 Anglo American plc
   (London Shares)                                       241,174           4,020
 AngloGold Ltd.                                            8,443             426
 AngloGold Ltd. ADR                                        7,940             200
 Gold Fields Ltd.                                        165,600           1,734
 Harmony Gold Mining Co.,
   Ltd.                                                   95,710           1,075
 Harmony Gold Mining Co.,
   Ltd. SA                                                 4,690              53
 Impala Platinum Holdings
   Ltd.                                                   14,920             793
--------------------------------------------------------------------------------
                                                                          13,704
--------------------------------------------------------------------------------
OIL & GAS
 Sasol Ltd.                                              162,770           1,808
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
 Sappi Ltd.                                               49,970             652
 Sappi Ltd. ADR                                           11,970             160
--------------------------------------------------------------------------------
                                                                             812
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 M-Cell Ltd.                                             206,340             242
--------------------------------------------------------------------------------
                                                                          20,311
================================================================================
SOUTH KOREA (22.7%)
AUTO COMPONENTS
 Hyundai Mobis                                           114,090           2,727
--------------------------------------------------------------------------------
AUTOMOBILES
 Hyundai Motor Co., Ltd.                                  95,570           2,964
--------------------------------------------------------------------------------
BANKS
 Hana Bank                                                45,526             704
 Kookmin Bank                                             87,199           3,661
 Shinhan Financial Group
   Co., Ltd.                                             192,200           2,537
--------------------------------------------------------------------------------
                                                                           6,902
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
 Hyundai Development
   Company                                                56,390             403
 LG Engineering &
   Construction Co., Ltd.                                 89,120           1,139
--------------------------------------------------------------------------------
                                                                           1,542
--------------------------------------------------------------------------------

                                                                               9

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
DIVERSIFIED FINANCIALS
 Good Morning Securities
   Co., Ltd.                                              92,870     $       454
 Kookmin Credit Card Co.,
   Ltd.                                                   10,970             464
 LG Investment & Securities
   Co. Ltd.                                               43,730             708
 Samsung Securities Co.,
   Ltd.                                                   19,860             799
 Seoul Securities Co., Ltd.                               98,110             567
--------------------------------------------------------------------------------
                                                                           2,992
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Korea Telecom Corp. ADR                                  13,960             335
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
 Korea Electric Power Corp.                               30,820             602
 Korea Electric Power Corp.
   ADR                                                    15,204             160
--------------------------------------------------------------------------------
                                                                             762
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Samsung Electro -
   Mechanics Co., Ltd.                                    30,687           1,787
--------------------------------------------------------------------------------
FOOD PRODUCTS
 Tongyang Confectionery
   Co.                                                    14,000             702
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
 Humax Co., Ltd.                                          74,276           3,360
 LG Electronics Ltd.                                      68,830           2,343
--------------------------------------------------------------------------------
                                                                           5,703
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
 LG Household & Health
   Care Ltd.                                              18,790             626
--------------------------------------------------------------------------------
INSURANCE
 Hyundai Marine & Fire
   Insurance Co., Ltd.
   (HDMF)                                                 13,680             502
--------------------------------------------------------------------------------
MEDIA
 Cheil Communications, Inc.                                6,120             854
--------------------------------------------------------------------------------
METALS & MINING
 Pohang Iron & Steel Co.,
   Ltd.                                                   21,310           2,224
--------------------------------------------------------------------------------
MULTILINE RETAIL
 Shinsegae Co., Ltd.                                       5,680             898
--------------------------------------------------------------------------------
PHARMACEUTICALS
 Yuhan Corp.                                               3,883             209
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Samsung Electronics Co., Ltd.                            49,642     $    13,424
 Samsung Electronics Co.,
   Ltd. (Preferred)                                        7,990           1,088
--------------------------------------------------------------------------------
                                                                          14,512
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 SK Telecom Co., Ltd.                                     21,230           4,689
 SK Telecom Co., Ltd. ADR                                 15,400             379
--------------------------------------------------------------------------------
                                                                           5,068
--------------------------------------------------------------------------------
                                                                          51,309
================================================================================
TAIWAN (13.3%)
BANKS
 Bank Sinopac                                          1,548,000             669
 Chinatrust Commercial
   Bank                                                3,310,748           2,604
 First Commercial
   Bank                                                  342,000             210
 Fubon Financial Holding
   Co., Ltd.                                             914,087             899
 Taipei Bank                                             836,000             579
 Taishin Financial Holdings
   Co., Ltd.                                           1,747,000             760
--------------------------------------------------------------------------------
                                                                           5,721
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
 Accton Technology Corp.                                 713,000           1,958
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
 Ambit Microsystems Corp.                                170,719             762
 Asustek Computer,
   Inc.                                                  295,553           1,319
 Quanta Computer,
   Inc.                                                  370,000           1,439
--------------------------------------------------------------------------------
                                                                           3,520
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
 Phoenixtec Power Co. Ltd.                               456,000             424
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Hon Hai Precision Industry
   Co., Ltd.                                             125,843             587
 Yageo Corporation                                     1,091,000             973
--------------------------------------------------------------------------------
                                                                           1,560
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING
 President Chain Store
   Corp.                                                 227,782             427
--------------------------------------------------------------------------------
METALS & MINING
 China Steel Corp.                                       698,840             330
--------------------------------------------------------------------------------

10

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
TAIWAN (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Advanced Semiconductor
   Engineering, Inc.                                     497,000     $       493
 Siliconware Precision
   Industries Co.                                        836,692             838
 Sunplus Technology Co
   Ltd.                                                  135,500             523
 Taiwan Semiconductor
   Manufacturing Co., Ltd.                             3,138,122           8,528
 United Microelectronics
   Corp.                                               2,826,730           4,285
--------------------------------------------------------------------------------
                                                                          14,667
--------------------------------------------------------------------------------
TEXTILES & APPAREL
 Formosa Chemicals & Fibre Corp.                         494,720             530
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 Taiwan Cellular Corp.                                   695,818             880
--------------------------------------------------------------------------------
                                                                          30,017
================================================================================
THAILAND (1.3%)
CONSTRUCTION MATERIALS
 Siam Cement Co.                                          38,900             752
--------------------------------------------------------------------------------
MEDIA
 BEC World PCL                                            77,100             460
--------------------------------------------------------------------------------
OIL & GAS
 PTT Exploration &
   Production PCL                                        177,200             496
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 Advanced Info Service PCL
   (Foreign)                                             504,600             544
 Shin Corp. PCL                                        1,770,000             703
--------------------------------------------------------------------------------
                                                                           1,247
--------------------------------------------------------------------------------
                                                                           2,955
================================================================================
TURKEY (2.4%)
BANKS
 Akbank TAS                                          313,005,800           1,005
 Turkiye Garanti Bankasi AS                          156,685,000             321
 Turkiye Is Bankasi                                  105,475,000             583
 Yapi ve Kredi Bankasi AS                            454,670,975           1,341
 Yapi ve Kredi Bankasi AS GDR                             31,350              92
--------------------------------------------------------------------------------
                                                                           3,342
--------------------------------------------------------------------------------
BEVERAGES
 Anadolu Efes Biracilik ve
   Malt Sanayii AS                                     9,117,000             231
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
 Netas Northern Electric
   Telekomunikasyon AS                                 9,595,059             251
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Haci Omer Sabanci Holding AS                        104,609,000     $       492
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
 Vestel Elektronik Sanayi ve
   Ticaret AS                                        155,610,836             395
--------------------------------------------------------------------------------
INSURANCE
 Aksigorta AS                                         57,867,000             415
--------------------------------------------------------------------------------
MEDIA
 Hurriyet Gazetecilik ve
   Matbaacilik AS                                     41,023,000             162
--------------------------------------------------------------------------------
OIL & GAS
 Tupras-Turkiye Petrol
   Rafinerileri AS                                    41,052,200             230
--------------------------------------------------------------------------------
                                                                           5,518
================================================================================
VENEZUELA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
 Compania Anonima
   Nacional Telefonos ADR                                 45,243             624
================================================================================
TOTAL COMMON STOCKS
 (Cost $204,607)                                                         220,145
================================================================================

                                                           NO.OF
                                                           UNITS
--------------------------------------------------------------------------------
UNITS (0.1%)
================================================================================
RUSSIA (0.1%)
 Storyfirst Communications,
   Inc., First Section,
   Tranche I (Convertible)                                   639(b)          186
 Storyfirst Communications,
   Inc., Second Section,
   Tranche II (Convertible)                                  152(b)           44
 Storyfirst Communications,
   Inc., Tranche IV
   (Convertible)                                             207(b)           60
--------------------------------------------------------------------------------
TOTAL UNITS
 (Cost $1,192)                                                               290
================================================================================

                                                          SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.4%)
================================================================================
INDIA (0.4%)
 Morgan Stanley Growth
   Fund                                                4,694,400             851
--------------------------------------------------------------------------------
AFRICA (0.0%)
 Morgan Stanley Africa
   Investment Fund, Inc.                                   5,121              46
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $958)                                                                 897
================================================================================

                                                                              11

                                  MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                  FINANCIAL STATEMENTS
                                  MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          NO. OF           VALUE
                                                          RIGHTS           (000)
--------------------------------------------------------------------------------
RIGHTS (0.1%)
================================================================================
MALAYSIA (0.1%)
 Technology Research Industries
 (Cost $175)                                             741,000     $       252
================================================================================

                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
================================================================================
INDIA (0.0%)
 DCM Shriram
   Investments Ltd.
   0.00%, 2/12/02 INR                                 $      330(c)           --@
 DCM Shriran Industrials
   0.00%, 2/21/01                                            335(c)           --@
 Shri Ishar Alloy Steels Ltd.
   15.00%, 4/21/01                                           581(c)           --@
--------------------------------------------------------------------------------
================================================================================
TOTAL DEBT INSTRUMENTS
 (Cost $1,495)                                                                --@
================================================================================

SHORT-TERM INVESTMENTS (1.5%)
================================================================================
UNITED STATES (1.5%)
 J.P. Morgan Securities, Inc., 1.76%, dated
   3/28/02, due 4/1/02
 (Cost $3,401)                                             3,401(a)        3,401
================================================================================

FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.5%)
--------------------------------------------------------------------------------
 Brazilian Real                              BRL              72              31
 British Pound                               GBP             310             442
 Czeck Koruna                                CZK              48               1
 Euro                                        EUR              43              37
 Hong Kong Dollar                            HKD               1              --@
 Hungarian Forint                            HUF             275               1
 Indian Rupee                                INR           7,013             144
 Malaysian Ringgit                           MYR               9               3
 Mexican Peso                                MXN             244              27
 South Korea Won                             KRW         185,845             141
 Taiwan Dollar                               TWD          10,606             304
--------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $1,131)                                                            1,131
--------------------------------------------------------------------------------

                                                          AMOUNT          AMOUNT
                                                           (000)           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
(Cost $212,959)                                                      $   226,116
================================================================================
OTHER ASSETS AND LIABILITIES (0.0%)
 Other Assets                                         $    1,382
 Liabilities                                              (1,434)            (52)
================================================================================
NET ASSETS
 (100.0%)
 Applicable to 18,710,804, issued and
   outstanding $ 0.01 par value shares
   (100,000,000 shares authorized)                                   $   226,064
================================================================================
NET ASSET VALUE PER SHARE                                            $     12.08
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(b) -- Investments valued at fair value.
(c) -- Security is in default.
@   -- Value is less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PCL -- Public Company Limited

12